Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Notes Payable [Line Items]
Schedule of Loan Incurred Interest Expense
	January 31, 2025	October 31, 2024
Notes payable, current	$1,350,000	$200,000
Notes payable, less current portion	50,000	1,150,000
Total notes payable	$1,400,000	$1,350,000

	October 31, 2024	October 31, 2023
Notes payable	$250,000	$—
Notes payable, less current portion	1,150,000	—
Total related party loans payable	$1,400,000	$—

Notes Payable [Member]
Notes Payable [Line Items]
Schedule of Aggregate Maturity on the Notes Payable

The aggregate maturity on the notes payable as of January 31, 2025, are as follows:

2025	$1,350,000
2026	—
2027	50,000
1,400,000
Less current portion	(1,350,000)
Notes payable, non-current portion	$50,000

The aggregate maturity on the notes payable as of October 31, 2024, are as follows:

2025	$250,000
2026	1,150,000
2027	—
2028	—
2029	—
1,400,000
Less current portion	(250,000)
Notes payable – shareholders non-current portion	$1,150,000